COMMITMENTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 D	Nov. 30, 2012
Commitments 1		5,000
Commitments 2		5,000
Commitments 3		7,000
Commitments 4		12,000
Commitments 5		5.00%
Commitments 6		600
Commitments 7		$ 480,000
Commitments 8		60,000
Commitments 9		0.45
Commitments 1	5,000
Commitments 2	30
Commitments 3	8,500
Commitments 4	5.00%
Commitments 5	30
Commitments 6	12,000
Commitments 7	5.00%
Commitments 8	600
Commitments 9	480,000
Commitments 10	60,000
Commitments 11	$ 0.45
Commitments 12	7,000
Commitments 13	30
Commitments 14	7,000
Commitments 15	30